Segment Information	12 Months Ended
Dec. 31, 2019
Segment information [abstract]
Segment information
6	Segment information

The Group manages its business by divisions, which are organized by business lines. In view of the fact that the Company and its subsidiaries operate mainly in the PRC, no geographical segment information is presented.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker, Board of Directors, for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise investments accounted for using the equity method, deferred income tax assets, cash and cash equivalents, time deposits, structured deposits, entrusted lending and incomes relating to these assets (such as share of profit of investments accounted for using equity method and interest income) and borrowings and interest expenses.

The Group principally operates in five operating segments: synthetic fibers, resins and plastics, intermediate petrochemicals, petroleum products and trading of petrochemical products. Synthetic fibers, resins and plastics, intermediate petrochemicals and petroleum products are produced through intermediate steps from the principal raw material of crude oil. The specific products of each segment are as follows:

(i)	The synthetic fibers segment produces primarily polyester, acrylic fibers and carbon fibers, which are mainly used in the textile and apparel industries.

(ii)

The resins and plastics segment produces primarily polyester chips, polyethylene resins, polypropylene resins and PVA granules. The polyester chips are used to produce polyester fibers, coating and containers. Polyethylene resins and plastics are used to produce insulated cable, mulching films and molded products such as housewares and toys. Polypropylene resins are used for films, sheets and molded products such as housewares, toys, consumer electronics and automobile parts.

(iii)

The intermediate petrochemicals segment primarily produces p-xylene, benzene and ethylene oxide. The intermediate petrochemicals produced by the Group are both served as raw materials in the production of other petrochemicals, resins, plastics and synthetic fibers, and sold to external customers.

(iv)

The petroleum products segment is equipped with crude oil refinery facilities used to produce qualified refined gasoline, fuel, diesel oil, heavy oil and liquefied petroleum gas, and provide raw materials for the Group’s downstream petrochemical processing facilities.

(v)	The trading of petrochemical products segment is primarily engaged in importing and exporting of petrochemical products. The products are sourced from international and domestic suppliers.

(vi)

Other operating segments represent the operating segments which do not meet the quantitative threshold for determining reportable segments. These include investment property leasing, service provision and a variety of other commercial activities.

2017	Synthetic fibers	Resins and plastics	Intermediate petrochemicals	Petroleum products	Trading of petrochemical products	Other segments	Total
	RMB’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB’000
Total segment revenue	2,061,765	10,596,844	23,302,939	53,259,378	24,953,285	1,364,977	115,539,188
Inter —segment revenue	-	(123,824)	(12,949,321)	(8,737,935)	(1,240,250)	(525,443)	(23,576,773)

Revenue from external customers	2,061,765	10,473,020	10,353,618	44,521,443	23,713,035	839,534	91,962,415

Total gross (loss)/profit	(440,925)	1,539,196	2,378,581	3,147,627	162,801	32,759	6,820,039

2018	Synthetic fibers	Resins and plastics	Intermediate petrochemicals	Petroleum products	Trading of petrochemical products	Other segments	Total
	RMB’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB’000
Total segment revenue	2,225,594	10,868,758	26,327,039	66,009,608	27,650,410	1,488,856	134,570,265
Inter—segment revenue	-	(138,481)	(13,923,959)	(11,037,010)	(1,090,056)	(691,852)	(26,881,358)

Revenue from external customers	2,225,594	10,730,277	12,403,080	54,972,598	26,560,354	797,004	107,688,907

Timing of revenue recognition At a point in time	2,225,594	10,730,277	12,403,080	54,972,598	26,537,983	797,004	107,666,536
Over time	-	-	-	-	22,371	-	22,371

	2,225,594	10,730,277	12,403,080	54,972,598	26,560,354	797,004	107,688,907

Total gross (loss)/profit	(537,590)	1,081,206	2,135,060	2,936,678	149,236	9,916	5,774,506

2019	Synthetic fibers	Resins and plastics	Intermediate petrochemicals	Petroleum products	Trading of petrochemical products	Other segments	Total
	RMB’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB ’000	RMB’000
Total segment revenue	2,200,229	10,304,812	24,698,643	66,754,731	21,881,214	1,502,840	127,342,469
Inter — segment revenue	-	(141,101)	(14,187,500)	(11,868,026)	(175,200)	(700,975)	(27,072,802)

Revenue from external customers	2,200,229	10,163,711	10,511,143	54,886,705	21,706,014	801,865	100,269,667

Timing of revenue recognition At a point in time	2,200,229	10,163,711	10,511,143	54,886,705	21,695,864	801,865	100,259,517
Over time	-	-	-	-	10,150	-	10,150

	2,200,229	10,163,711	10,511,143	54,886,705	21,706,014	801,865	100,269,667

Total gross (loss)/profit	(501,062)	542,015	649,435	750,850	121,193	25,314	1,587,745

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Segment result—profit/(loss) from operations
Petroleum products	3,120,024	2,910,063	705,469
Resins and plastics	1,355,908	900,440	401,454
Intermediate petrochemicals	2,206,128	1,934,926	413,914
Trading of petrochemical products	60,583	104,900	53,214
Synthetic fibers	(475,266)	(573,503)	(540,280)
Others	134,496	308,286	286,801

Profit from operations	6,401,873	5,585,112	1,320,572
Net finance income	207,332	337,412	362,963
Share of profit of investments accounted for using the equity method	1,243,693	885,597	972,593

Profit before income tax	7,852,898	6,808,121	2,656,128

Other profit and loss disclosures

	2017			2018			2019
	Depreciation and amortisation	Impairment loss	Inventory write down	Depreciation and amortisation	Impairment loss	Inventory write down	Depreciation and amortisation	Impairment loss	Inventory write- down
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Synthetic fibers	(79,658)	(49,107)	(38,287)	(68,428)	(47,937)	(35,945)	(68,589)	7	(48,844)
Resins and plastics	(163,618)	(9)	(5,177)	(139,447)	(9)	(19,219)	(125,464)	6	(12,073)
Intermediate petrochemicals	(538,435)	(50,210)	(4,487)	(575,025)	(34,695)	(8,630)	(497,469)	(478)	(9,094)
Petroleum products	(922,670)	(44)	(12,399)	(862,659)	(50)	(22,209)	(972,688)	38	(167)
Trading of petrochemical products	(171)	-	-	(111)	-	-	(211)	-	-
Others	(129,577)	(18,875)	(111)	(161,943)	-	-	(174,367)	-	-

	(1,834,129)	(118,245)	(60,461)	(1,807,613)	(82,691)	(86,003)	(1,838,788)	(427)	(70,178)

	As at 31 December
	2018 Total assets RMB’000	2019 Total assets RMB’000
Allocated assets
Synthetic fibers	1,114,911	997,650
Resins and plastics	1,924,863	1,802,681
Intermediate petrochemicals	4,176,850	3,721,337
Petroleum products	15,567,239	14,014,403
Trading of petrochemical products	1,807,433	1,492,405
Others	2,067,698	2,294,668

Allocated assets	26,658,994	24,323,144

Unallocated assets
Investments accounted for using the equity method	4,527,133	5,208,758
Cash and cash equivalents	8,741,893	7,449,699
Time deposits with banks	1,500,000	5,020,073
Deferred income tax assets	119,075	150,832
Financial assets at fair value through profit or loss	2,727,279	3,318,670
Others	111,523	22,899

Unallocated assets	17,726,903	21,170,931

Total assets	44,385,897	45,494,075

	As at 31 December
	2018 Total liabilities RMB’000	2019 Total liabilities RMB’000
Allocated liabilities
Synthetic fibers	427,005	340,034
Resins and plastics	1,404,499	1,372,574
Intermediate petrochemicals	1,767,232	1,736,967
Petroleum products	7,813,381	8,482,596
Trading of petrochemical products	1,923,373	1,946,530
Others	79,712	73,127

Allocated liabilities	13,415,202	13,951,828

Unallocated liabilities
Borrowings	497,249	1,547,600
Financial liabilities at fair value through profit or loss	11,005	799

Unallocated liabilities	508,254	1,548,399

Total liabilities	13,923,456	15,500,227

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Additions to property, plant and equipment, construction in progress, right-of-use assets, lease prepayments and other non-current assets
Synthetic fibers	130,908	124,188	294,515
Resins and plastics	156,189	112,638	74,633
Intermediate petrochemicals	525,828	246,857	204,021
Petroleum products	1,076,212	806,833	1,024,626
Trading of petrochemical products	-	-	89
Others	20,738	98,737	103,418

	1,909,875	1,389,253	1,701,302

Entity-wide information

The Group’s revenue from external customers are mainly within Mainland China in 2019, 2018 and 2017. As at 31 December 2018 and 31 December 2019, assets are also mainly within Mainland China.

Revenue of approximate RMB 42,657,975 thousands (2018: RMB 42,492,816 thousands, 2017: RMB 39,804,025 thousands) are derived from a single customer. These revenues are attributable to the petroleum products and others segments.